Restricted Cash	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Restricted Cash [Abstract]
Restricted Cash
6. Restricted Cash
At March 31, 2022 and December 31, 2021, the Company had $3.1 million in restricted cash, which was classified as long-term on the Company’s condensed consolidated balance sheets, and all of which was attributable to the HQ Lease (See Note 9).
In connection with the execution of the HQ Lease, the Company was required to provide the landlord with a letter of credit in the amount of $3.1 million that will expire 95 days after expiration or early termination of the HQ Lease. The Company will have the right, under certain conditions, to reduce the amount of the letter of credit to $2.1 million in October 2023.
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the condensed consolidated balance sheets that sum to the total of the amounts shown in the Company’s condensed consolidated statement of cash flows as of March 31, 2022, and December 31, 2021 (in thousands):

	March 31, 2022	December 31, 2021
Cash and cash equivalents	$69,575	$92,302
Restricted cash, net of current portion	3,086	3,086

Total cash, cash equivalents and restricted cash	$72,661	$95,388

6. Restricted Cash
As of December 31, 2021, the Company had $3.1 million in restricted cash, which was classified as long-term on the Company’s consolidated balance sheets. The restricted cash pertained to the $3.1 million letter of credit issued by the Company in connection with the 2019 Lease (See Note 10). The letter of credit will expire 95 days after expiration or early termination of the 2019 Lease. The Company will have the right, under certain conditions, to reduce the amount of the letter of credit to $2.1 million in October 2023.
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets that sum to the total of the amounts shown in the consolidated statement of cash flows as of December 31, 2021, 2020, 2019 and 2018 (in thousands):

	December 31,
	2021	2020	2019	2018
Cash and cash equivalents	$92,302	$173,984	$41,441	$49,886
Restricted cash, current portion	—	—	290	638
Restricted cash, net of current portion	3,086	3,086	3,086	290

Total cash, cash equivalents and restricted cash	$95,388	$177,070	$44,817	$50,814